CALIFORNIA UTILITIES' REGULATORY MATTERS - SCHEDULE OF REGULATORY AMOUNTS 2 (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2012	Dec. 31, 2014
San Diego Gas and Electric Company [Member]
FERC Electric Transmission Formula Rate Filing [Line Items]
Authorized FERC Return On Equity			10.05%
FERC Return On Equity Requested			11.30%
San Diego Gas and Electric Company [Member] | Year 2012 [Member]
General Rate Case [Line Items]
General Rate Case, Regulatory Asset					$ 162
Incremental Earnings Impact		$ 17		$ 52
Cumulative Earnings Impact	$ 69
San Diego Gas and Electric Company [Member] | Year 2016 [Member]
General Rate Case [Line Items]
General Rate Case, Revenue Requirement, Revised Request			$ 1,811
General Rate Case, Revenue Requirement Increase, Original Request			133
General Rate Case, Revenue Requirement Increase, Revised Request			$ 17
General Rate Case, Revenue Requirement Percentage Increase, Revised Request			1.00%
General Rate Case, Revised Request Decrease Compared To Original			$ (100)
General Rate Case, Adjustment To Decrease Estimated Revenue Requirement			16
General Rate Case, Proposed Rate Base Adjustment			93
General Rate Case, Tax Memorandum Accounts Balance			$ 39
San Diego Gas and Electric Company [Member] | Year 2017 [Member]
General Rate Case [Line Items]
General Rate Case, Proposed Revenue Requirement Percentage Increase (Decrease)			3.50%
San Diego Gas and Electric Company [Member] | Year 2018 [Member]
General Rate Case [Line Items]
General Rate Case, Proposed Revenue Requirement Percentage Increase (Decrease)			3.50%
San Diego Gas and Electric Company [Member] | Year 2019 [Member]
General Rate Case [Line Items]
General Rate Case, Proposed Revenue Requirement Percentage Increase (Decrease)			4.30%
San Diego Gas and Electric Company [Member] | Years 2011 Through 2013 [Member]
Renewable Portfolio Standards [Line Items]
Proportion Annual Energy Requirements From Renewable Energy Sources			20.00%
Limit Total Penalties For Failure To Comply With Renewable Standards			$ 75
San Diego Gas and Electric Company [Member] | Years 2014 Through 2016 [Member]
Renewable Portfolio Standards [Line Items]
Proportion Annual Energy Requirements From Renewable Energy Sources			25.00%
Limit Total Penalties For Failure To Comply With Renewable Standards			$ 75
San Diego Gas and Electric Company [Member] | Years 2017 Through 2020 [Member]
Renewable Portfolio Standards [Line Items]
Proportion Annual Energy Requirements From Renewable Energy Sources			33.00%
Limit Total Penalties For Failure To Comply With Renewable Standards			$ 100
San Diego Gas and Electric Company [Member] | Years 2021 And After [Member]
Renewable Portfolio Standards [Line Items]
Limit Total Penalties For Failure To Comply With Renewable Standards			$ 25
San Diego Gas and Electric Company [Member] | Year 2024 [Member]
Renewable Portfolio Standards [Line Items]
Proportion Annual Energy Requirements From Renewable Energy Sources			40.00%
San Diego Gas and Electric Company [Member] | Year 2027 [Member]
Renewable Portfolio Standards [Line Items]
Proportion Annual Energy Requirements From Renewable Energy Sources			45.00%
San Diego Gas and Electric Company [Member] | Year 2030 [Member]
Renewable Portfolio Standards [Line Items]
Proportion Annual Energy Requirements From Renewable Energy Sources			50.00%
Southern California Gas Company [Member] | Year 2012 [Member]
General Rate Case [Line Items]
General Rate Case, Regulatory Asset					$ 52
Incremental Earnings Impact		$ 12		$ 25
Cumulative Earnings Impact	$ 37
Southern California Gas Company [Member] | Year 2016 [Member]
General Rate Case [Line Items]
General Rate Case, Revenue Requirement, Revised Request			$ 2,219
General Rate Case, Revenue Requirement Increase, Original Request			256
General Rate Case, Revenue Requirement Increase, Revised Request			$ 122
General Rate Case, Revenue Requirement Percentage Increase, Revised Request			6.00%
General Rate Case, Revised Request Decrease Compared To Original			$ (133)
General Rate Case, Proposed Rate Base Adjustment			92
General Rate Case, Tax Memorandum Accounts Balance			$ 74
Southern California Gas Company [Member] | Year 2017 [Member]
General Rate Case [Line Items]
General Rate Case, Proposed Revenue Requirement Percentage Increase (Decrease)			3.50%
Southern California Gas Company [Member] | Year 2018 [Member]
General Rate Case [Line Items]
General Rate Case, Proposed Revenue Requirement Percentage Increase (Decrease)			3.50%
Southern California Gas Company [Member] | Year 2019 [Member]
General Rate Case [Line Items]
General Rate Case, Proposed Revenue Requirement Percentage Increase (Decrease)			4.30%